AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks — 97.5%
Aerospace & Defense — 0.9%
Boeing Co. (The)	152,800	$25,251,728
Air Freight & Logistics — 3.1%
United Parcel Service, Inc. (Class B Stock)	506,625	84,418,924
Airlines — 0.8%
Southwest Airlines Co.	579,031	21,713,662
Auto Components — 0.9%
Magna International, Inc. (Canada)	531,028	24,294,531
Banks — 6.5%
Bank of America Corp.	877,200	21,131,748
Fifth Third Bancorp	2,095,041	44,666,274
JPMorgan Chase & Co.	348,566	33,556,449
Signature Bank	170,011	14,109,213
Wells Fargo & Co.	2,607,673	61,306,392
		174,770,076
Beverages — 1.5%
Coca-Cola Co. (The)	423,284	20,897,531
PepsiCo, Inc.	137,494	19,056,668
		39,954,199
Biotechnology — 2.1%
AbbVie, Inc.	436,365	38,221,210
Gilead Sciences, Inc.	288,524	18,231,832
		56,453,042
Building Products — 0.8%
Fortune Brands Home & Security, Inc.	249,599	21,595,305
Capital Markets — 4.8%
Charles Schwab Corp. (The)	706,449	25,594,647
Morgan Stanley	1,613,365	78,006,198
State Street Corp.	433,872	25,741,626
		129,342,471
Chemicals — 3.0%
CF Industries Holdings, Inc.	801,596	24,617,013
DuPont de Nemours, Inc.	1,015,196	56,323,074
		80,940,087
Commercial Services & Supplies — 0.6%
Stericycle, Inc.*(a)	247,160	15,585,910
Communications Equipment — 1.5%
Cisco Systems, Inc.	1,030,567	40,594,034
Consumer Finance — 0.4%
Capital One Financial Corp.	153,947	11,062,631
Containers & Packaging — 1.7%
International Paper Co.	1,137,439	46,111,777
Diversified Financial Services — 0.8%
Equitable Holdings, Inc.	1,119,302	20,416,068
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	568,536	33,822,207
Electric Utilities — 5.5%
Edison International	608,406	30,931,361
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	158,253	$43,924,703
Southern Co. (The)	1,356,723	73,561,521
		148,417,585
Electrical Equipment — 0.6%
Rockwell Automation, Inc.	79,749	17,599,009
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	244,236	23,871,627
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	671,723	10,452,010
Entertainment — 1.0%
Walt Disney Co. (The)	220,290	27,333,583
Equity Real Estate Investment Trusts (REITs) — 2.9%
SL Green Realty Corp.(a)	360,097	16,697,698
Welltower, Inc.	168,800	9,299,192
Weyerhaeuser Co.	1,888,429	53,857,995
		79,854,885
Food & Staples Retailing — 1.1%
Walmart, Inc.	211,417	29,579,352
Food Products — 3.9%
Bunge Ltd.	502,758	22,976,041
Conagra Brands, Inc.	974,616	34,803,537
Tyson Foods, Inc. (Class A Stock)	814,120	48,423,858
		106,203,436
Health Care Equipment & Supplies — 6.2%
Becton, Dickinson & Co.(a)	179,243	41,706,261
Hologic, Inc.*	568,819	37,809,399
Medtronic PLC	571,342	59,373,861
Zimmer Biomet Holdings, Inc.	215,490	29,336,808
		168,226,329
Health Care Providers & Services — 1.4%
CVS Health Corp.	659,044	38,488,170
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	340,767	15,900,188
Household Products — 1.0%
Kimberly-Clark Corp.	191,755	28,314,543
Industrial Conglomerates — 2.3%
General Electric Co.	9,856,219	61,404,244
Insurance — 7.1%
American International Group, Inc.	1,867,173	51,403,273
Chubb Ltd.	523,557	60,795,439
Marsh & McLennan Cos., Inc.	316,923	36,351,068
MetLife, Inc.	1,167,420	43,393,001
		191,942,781
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	52,341	23,109,598
Machinery — 2.4%
Caterpillar, Inc.	102,500	15,287,875
Cummins, Inc.	113,517	23,970,250
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AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Illinois Tool Works, Inc.	130,277	$25,170,819
		64,428,944
Media — 3.0%
Comcast Corp. (Class A Stock)	774,927	35,848,123
Fox Corp. (Class B Stock)	861,283	24,090,086
News Corp. (Class A Stock)	1,535,250	21,524,205
		81,462,414
Multiline Retail — 0.1%
Kohl’s Corp.	87,845	1,627,768
Multi-Utilities — 1.5%
Ameren Corp.(a)	306,944	24,273,132
Sempra Energy	140,462	16,625,082
		40,898,214
Oil, Gas & Consumable Fuels — 6.1%
ConocoPhillips	523,333	17,186,256
Enbridge, Inc. (Canada)	516,105	15,070,266
Exxon Mobil Corp.	767,027	26,332,037
Pioneer Natural Resources Co.	209,903	18,049,559
TC Energy Corp. (Canada)(a)	759,740	31,924,275
TOTAL SA (France), ADR	1,623,015	55,669,414
		164,231,807
Pharmaceuticals — 5.5%
Elanco Animal Health, Inc.*	790,413	22,076,235
Johnson & Johnson	354,504	52,778,555
Merck & Co., Inc.	203,380	16,870,371
Perrigo Co. PLC	432,194	19,842,027
Pfizer, Inc.	1,001,531	36,756,188
		148,323,376
Professional Services — 0.5%
Nielsen Holdings PLC	926,584	13,138,961
Semiconductors & Semiconductor Equipment — 6.8%
Applied Materials, Inc.	803,215	47,751,132
NXP Semiconductors NV (Netherlands)	148,969	18,592,821
QUALCOMM, Inc.	648,554	76,321,835
Texas Instruments, Inc.	299,237	42,728,051
		185,393,839
Software — 2.6%
Microsoft Corp.	329,911	69,390,181
Specialty Retail — 1.0%
TJX Cos., Inc. (The)	511,764	28,479,667
Tobacco — 1.6%
Philip Morris International, Inc.	586,209	43,959,813

Total Common Stocks (cost $2,655,168,792)		2,638,358,976
Preferred Stocks — 1.5%
Electric Utilities — 0.4%
Southern Co. (The), CVT, 6.750%	246,251	11,460,522
	Shares	Value

Preferred Stocks (continued)
Health Care Equipment & Supplies — 0.3%
Becton, Dickinson & Co., Series B, CVT, 6.000%	126,559	$6,663,331
Multi-Utilities — 0.8%
Sempra Energy, Series A, CVT, 6.000%	177,565	17,481,274
Sempra Energy, Series B, CVT, 6.750%(a)	45,382	4,447,890
		21,929,164
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	19,492	864,665

Total Preferred Stocks (cost $42,449,991)		40,917,682

Total Long-Term Investments (cost $2,697,618,783)		2,679,276,658
Short-Term Investments — 2.2%
Affiliated Mutual Fund — 1.6%
PGIM Institutional Money Market Fund (cost $42,548,319; includes $42,537,856 of cash collateral for securities on loan)(b)(w)	42,554,895	42,546,384
Unaffiliated Fund — 0.6%
JPMorgan US Government Money Market Fund	16,900,547	16,900,547
(cost $16,900,547)

Total Short-Term Investments (cost $59,448,866)		59,446,931

TOTAL INVESTMENTS—101.2% (cost $2,757,067,649)		2,738,723,589

Liabilities in excess of other assets — (1.2)%		(33,658,530)

Net Assets — 100.0%		$2,705,065,059

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
CVT	Convertible Security
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,780,236; cash collateral of $42,537,856 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A2

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3